Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Net CHB, LLC
Acquisition
Cash acquired		$ 658
Foxtrot
Acquisition
Cash acquired		0
XPS
Acquisition
Cash acquired		3,932
Supply Vision
Acquisition
Cash acquired		$ 413
QuestaWeb
Acquisition
Cash acquired			$ 2,097
Portrix
Acquisition
Cash acquired			200
GreenMile
Acquisition
Cash acquired			$ 1,552
GroundCloud
Acquisition
Cash acquired	$ 4,381
Localz Pty Ltd
Acquisition
Cash acquired	$ 0